Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Beginning and Ending Balances - Level 3 [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Reconciliation of the Beginning and Ending Balances [Line Items]
Opening balance
New convertible loans issued	4,985,000
Loss on change in fair value of convertible loan	514,862
Conversion of convertible loans	(1,438,879)
Total	$ 4,060,983